Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management
Schedule of maximum exposure to credit risk

	Carrying amount as at
	December 31,
	2021	2020
Trade receivables	141,125	61,028
Cash and cash equivalents	6,523,228	3,367,610
Short-term investments	300,000	—
Loans issued	—	19,719
Total	6,964,353	3,448,357

Schedule of exposure to foreign currency risk

	December 31, 2021
	USD-	EUR-	RUB-
	denominated	denominated	denominated
Cash and cash equivalents	185,071	12,647	5,694
Trade and other payables	(220,511)	(6,255)	(962)
Trade and other receivables	4,663	623	—
Net exposure	(30,777)	7,015	4,732

	December 31, 2020
	USD-	EUR-	RUB-
	denominated	denominated	denominated
Cash and cash equivalents	173,016	930	14,391
Trade and other payables	(32,371)	(8,063)	—
Trade and other receivables	6,481	794	—
Net exposure	147,126	(6,339)	14,391

Schedule of contractual maturities of non-derivative financial liabilities

At December 31, 2021

		Contractual cash flows
	Carrying		Less than
	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	4,048,059	5,240,966	1,091,707	823,594	3,325,665
Non-convertible bonds	3,985,802	4,514,560	257,280	4,257,280	—
Other loan	3,793	3,871	784	3,087	—
Lease liabilities	197,045	222,389	116,469	96,756	9,164
Trade and other payables	963,294	970,901	853,057	67,267	50,577
Total	9,197,993	10,952,687	2,319,297	5,247,984	3,385,406

At December 31, 2020

		Contractual cash flows
	Carrying		Less than
	amount	Total	1 year	1-2 yrs	2-5 yrs
Non-derivative financial liabilities
Bank loan	4,302,297	5,315,182	752,223	717,226	3,845,733
Non-convertible bonds	3,972,640	4,771,840	257,280	257,280	4,257,280
Other loan	1,488	1,540	1,540	—	—
Lease liabilities	241,997	274,447	94,775	93,050	86,622
Trade and other payables	954,492	962,358	775,885	67,762	118,711
Total	9,472,914	11,325,367	1,881,703	1,135,318	8,308,346